Initial Public Offering - Additional Information (Detail) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 28, 2025	May 22, 2025	Sep. 30, 2025	Jun. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Oct. 19, 2025	Sep. 09, 2025
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued			1	1	1	1
Common stock par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Armada Acquisition Corp II [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering		$ 230,000,000
Class of warrant or right, exercise price of warrants or rights			$ 11.5	$ 11.5	$ 11.5		$ 11.5
Class of warrant or right, outstanding			11,500,000	11,500,000	11,500,000
Common stock issue price per share below which triggers warrant adjustment			$ 9.2	$ 9.2	$ 9.2
Percentage of available equity proceeds below specified price which triggers warrant adjustment			60.00%	60.00%	60.00%
Common stock market value per share below which triggers warrant adjustment			$ 9.2	$ 9.2	$ 9.2
Warrants convertible stock price trigger			$ 18	$ 18
Percentage of market value for warrant exercise price adjustment			115.00%	115.00%	115.00%
Warrants redemption price per share				$ 0.01	$ 0.01
Notice period for warrants redemption				30 days	30 days
Common stock share price per share for warrants redemption			$ 18	$ 18	$ 18
Period of trading days within specified window for minimum common stock price for warrants redemption				20 days	20 days
Period of trading days within specified window for minimum common stock price for warrants redemption				30 days	30 days
Common stock par value								$ 0.1
Proceeds from issuance of warrants					$ 3,565,000
Armada Acquisition Corp II [Member] | Private placement warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, outstanding	200,000		355,000	355,000	355,000		60,000
Proceeds from issuance of warrants	$ 6,600,000
Armada Acquisition Corp II [Member] | Over-allotment option [Member]
Subsidiary, Sale of Stock [Line Items]
Price per share		$ 0.0001
Common stock par value		$ 10
Armada Acquisition Corp II [Member] | Units [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues		23,000,000
Price per share		$ 10
Proceeds from issuance initial public offering		$ 230,000,000
Armada Acquisition Corp II [Member] | Units [Member] | Over-allotment option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares stock options exercised		3,000,000
Armada Acquisition Corp II [Member] | Warrant [Member] | Over-allotment option [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights		$ 11.5	$ 11.5	$ 11.5	$ 11.5
Armada Acquisition Corp II [Member] | Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued	7,880,000		7,880,000	7,880,000	7,880,000
Common stock par value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Armada Acquisition Corp II [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued	400,000		710,000	710,000	710,000
Common stock par value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001